New standards	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting estimates [abstract]
New standards [Text Block]

4. New standards

New standards and interpretations adopted

(a) IFRS 16, Leases ("IFRS 16")

In January 2016, the IASB issued this standard which is effective for periods beginning on or after January 1, 2019, replaces the current guidance in IAS 17, Leases ("IAS 17"), and is to be applied either retrospectively or using a modified retrospective approach. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize a lease liability reflective of future lease payments and a "right-of-use asset" for virtually all lease contracts, which has caused, with limited exceptions, most leases to be recorded on balance sheet.

The Group has selected the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 has been recognized as an adjustment to the January 1, 2019 balance for property, plant and equipment and lease liabilities. There was no retained earnings impact , as the Group elected to set the re-valued ROU assets equal to their lease liabilities.

The Group applied the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

On the transition date of January 1, 2019, former operating leases have been recognized on the consolidated balance sheet, which has increased liabilities and property, plant and equipment balances. As a result of recognizing the former operating leases, this has reduced cost of sales, as previously recorded operating lease expense has been replaced by depreciation expense and finance expense.

(b) Lease standard adopted - Impact Summary

Consolidated Balance Sheet

	As reported December 31, 2018	Adjustment	Revised opening balance, January 1, 2019
Property, plant & equipment, carrying value	$3,819,812	$14,980	$3,834,792
Lease Liability (current)	20,472	4,949	25,421
Lease Liability (non-current)	53,763	10,031	63,794

On transition to IFRS 16, the Group recognized an additional $14,980 of right of use assets and lease liabilities. When measuring lease liabilities, the Group discounted lease payments using the incremental borrowing rate at January 1, 2019. The range of interest rates utilized for discounting varies depending mostly on the Hudbay Group entity acting as lessee and duration of the lease; rates ranged from 1.95% to 5.13%, per annum.

For the transition to IFRS 16, effective January 1, 2019, for previous operating leases which were not capitalized, the lease liability is initially measured at the present value of the future lease payments discounted using the Company's incremental borrowing rate. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Since the  Company elected not to apply the general requirements of IFRS 16 to short-term leases (i.e. one that does not include a purchase option and has a lease term at commencement date of 12 months or less) and leases of low value assets, the Company recognizes the lease payments associated with those leases as an expense on either a straight-line basis over the lease term or another systematic basis if that basis is representative of the pattern of the lessee's benefits, similar to the previous accounting for operating leases.

The Group used the following practical expedients/elections when applying IFRS 16:

-  Applied a single discount rate to a portfolio of leases with similar characteristics using a risk adjusted rate

-  Adjusted the right of use assets by the amount of IAS 37 onerous contract provision immediately before the date of initial application, as an alternative to an impairment review

-  Applied the exemption to not recognize right of use assets and liabilities for leases with less than 12 months of lease term

-  Excluded initial direct costs from measuring the right of use asset at the date of initial application

-  Used hindsight when determining the lease term if the contract contains options to extend or terminate a lease

-  An election was made to include non-lease components to leases which contain multiple payment components.

Change in opening lease liability balances:

Jan. 1, 2019
Total minimum lease payments - lease liabilities, Dec, 31, 2018	$78,174
Newly capitalized leases, IFRS 16	17,708
Total minimum lease payments - lease liabilities, Jan. 1, 2019	95,882
Effect of discounting	(6,667)
Present value of minimum lease payments	89,215
Less: current portion	(25,421)
$63,794

Reconciliation of operating leases in IAS 17 to IFRS 16:

Operating lease commitments, Dec. 31, 2018	$63,448
Less: short term leases - expedient	(3,663)
Less: low value leases - expedient	(10)
Less: variable consideration leases[1]	(46,120)
Add: inclusion of non - lease components (election) and expected term extensions	4,053
Lease commitments - capitalizable leases, Jan. 1, 2019	17,708
Effect of discounting	(2,728)
Newly capitalized leases at January 1, 2019	$14,980
[1] Variable consideration leases include equipment used for heavy civil works at Constancia.

(c) IFRIC 23 Uncertainty over Income Tax Treatment

The Company adopted Interpretation IFRIC 23 Uncertainty over Income Tax Treatments, which was effective for accounting periods beginning on or after January 1, 2019. The impact of adoption was not significant to the Company's financial statements.

New standards and interpretations not yet adopted

(c) Amendment to IFRS 3 - Business Combinations

The amendment to IFRS 3 clarifies the definition of a business and includes an optional concentration test to determine whether an acquired set of activities and assets is a business. This amendment is in effect January 1, 2020 and will be treated prospectively. The Group will apply these amendments to future acquisition transactions.